Income Taxes - Schedule of Effective Tax Rate (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Effective Tax Rate [Abstract]
HK federal statutory tax rate	0.00%	16.50%	16.50%	16.50%	16.50%
Tax effect of tax losses not recognized	8.50%	0.00%
Effect of the HK preferential tax rate	0.00%	0.20%	0.16%	(0.41%)	(0.56%)
Other differences	7.30%	(0.50%)	(0.66%)	1.40%	1.79%
Over-provision in prior year	0.00%	0.10%	0.06%	0.16%
Effect of income tax rate difference in other jurisdictions	0.00%	(17.30%)	17.68%	(0.11%)	0.03%
Exchange rate conversion difference	(0.10%)	0.01%	0.01%	(0.14%)
Effective tax rate	15.70%	(1.00%)	(1.61%)	17.40%	17.70%